Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income
Earnings/(loss) for the year	R 7,726	R (44,245)	R 9,333
Other comprehensive income/(loss), net of tax
Items that can be subsequently reclassified to the income statement	1,592	(2,916)	11,909
Effect of translation of foreign operations	1,579	(2,745)	12,061
Share of other comprehensive income in equity accounted investments	13	57
Foreign currency translation reserve on disposal of business reclassified to the income statement		(228)	(251)
Tax on items that can be subsequently reclassified to the income statement			99
Items that cannot be subsequently reclassified to the income statement	188	48	331
Remeasurement on post-retirement benefit obligation	251	55	427
Fair value of investments through other comprehensive income	(1)	(3)	23
Tax on items that cannot be subsequently reclassified to the income statement	(62)	(4)	(119)
Total comprehensive income/(loss) for the year	9,506	(47,113)	21,573
Attributable to
Owners of Sasol Limited	8,539	(47,123)	21,057
Non-controlling interests in subsidiaries	967	10	516
Total comprehensive income/(loss) for the year	R 9,506	R (47,113)	R 21,573